Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Accrual For Environmental Loss Contingencies	$ 725	$ 662
U.S. Defense Contract Management Agency Claim Against Pratt & Whitney [Member]
Loss Contingencies [Line Items]
Loss Contingency Damages Sought	177 million
U.S. Defense Contract Management Claim against Pratt & Whitney
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	December 2013
Loss Contingency Allegations	As previously disclosed, in December 2013, a DCMA DACO asserted a claim against Pratt & Whitney to recover overpayments of approximately $177 million plus interest (approximately $98.4 million through December 31, 2019). The claim is based on Pratt & Whitney’s alleged noncompliance with cost accounting standards from January 1, 2005 to December 31, 2012, due to its method of determining the cost of collaborator parts used in the calculation of material overhead costs for government contracts. In 2014, Pratt & Whitney filed an appeal to the ASBCA. An evidentiary hearing was held and completed in June 2019. The parties are now engaged in post-hearing briefing, and a decision from the ASBCA will follow. We continue to believe that the claim is without merit.
Loss Contingency Actions Taken By Defendant	In December 2018, a DCMA DACO issued a second claim against Pratt & Whitney that similarly alleges that its method of determining the cost of collaborator parts does not comply with the cost accounting standards for calendar years 2013 through 2017. This second claim demands payment of $269 million plus interest (approximately $56.2 million through December 31, 2019), which we also believe is without merit and which Pratt & Whitney appealed to the ASBCA in January 2019.
Loss Contingency, Interest	98.4 million
U.S. Defense Contract Management Second Claim against Pratt and Whitney [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	December 2018
Loss Contingency, Interest	56.2 million
Loss Contingency Damages Sought	269 million